Schedule of Share-Based Payment Arrangement, Warrants, Activity (Details) - $ / shares shares in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity [Abstract]
Warrants Outstanding, Beginning Balance	69,629	13,424	13,424	3,756
Weighted Average Exercise Price, Beginning Balance	$ 0.82	$ 1.09	$ 1.09	$ 3.46
Weighted Average Exercise Life (years), Warrants Outstanding	2 years 10 months 24 days	3 years 6 months 18 days	2 years 2 months 12 days	1 year 2 months 12 days	9 months 18 days
Warrants Outstanding, Granted	28,111	30,120	56,205	13,424
Weighted Average Exercise Price, Granted	$ 0.37	$ 0.96	$ 0.82	$ 1.09
Weighted Average Exercise Life (years), Warrants Granted	2 years 10 months 24 days	3 years 10 months 6 days
Warrants Outstanding, Exercised				(423)
Weighted Average Exercise Price, Exercised				$ 0.58
Warrants Outstanding, Expired				(3,333)
Weighted Average Exercise Price, Expired				$ 3.83
Warrants Outstanding, Ending Balance	97,740	43,544	69,629	13,424	3,756
Weighted Average Exercise Price, Ending Balance	$ 0.69	$ 1.00	$ 0.82	$ 1.09	$ 3.46
Weighted Average Exercise Life (years), Warrants Expired				1 year 2 months 12 days